INTANGIBLE ASSETS (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Apr. 20, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 53,104		$ 39,828		$ 0
Amortization of Intangible Assets	$ 13,276	$ 0